RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables and Prepaid Expenses [Line Items]
Government authorities	$ 145	$ 93
Prepaid expenses	915	181
Receivables and Prepaid Expenses, Current	$ 1,060	$ 274